UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Dreyfus Premier New Leaders Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q
Item 1. Schedule of Investments.
DREYFUS PREMIER NEW LEADERS FUND, INC.
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.5%	Shares		Value($)

Advertising--1.1%
Lamar Advertising, Cl. A	250,000	[a]	11,340,000

Aerospace & Defense--2.5%
Empresa Brasileira de Aeronautica, ADR	375,000		14,475,000
Rockwell Collins	255,000		12,321,600
			26,796,600

Air Courier Services--1.1%
Expeditors International Washington	199,600		11,333,288

Airlines--1.3%
Ryanair Holdings, ADR	295,000	[a]	13,431,350

Aluminum--1.3%
Alumina, ADR	700,000		13,223,000

Apparel, Accessories & Luxury Goods--3.7%
American Eagle Outfitters	155,100		3,649,503
Coach	593,500	[a]	18,612,160
Nordstrom	480,000		16,473,600
			38,735,263

Auto Parts--.4%
Autoliv	90,000		3,915,000

Banking--.8%
Sovereign Bancorp	393,800		8,679,352

Computer Peripherals--.8%
Network Appliance	364,000	[a]	8,641,360

Consumer--1.6%
Whole Foods Market	125,000		16,806,250

Data Processing--.7%
CheckFree	210,000	[a]	7,942,200

Department Stores--1.3%
Federated Department Stores	200,000		13,374,000

Electric Utilities--4.2%
AES	85,100	[a]	1,398,193
Ameren	63,700		3,407,313
CMS Energy	1,069,500	[a]	17,593,275
DPL	128,300		3,566,740
PG & E	430,500		16,897,125
Pinnacle West Capital	35,800		1,578,064
			44,440,710

Electronic Production Equipment--2.5%
KLA-Tencor	297,700		14,515,852
Lam Research	383,500	[a]	11,685,245
			26,201,097

Electronics Distributors--.6%
CDW	116,800		6,881,856

Energy--3.3%
ENSCO International	325,000		15,141,750
Patterson-UTI Energy	535,000		19,302,800
			34,444,550

Entertainment/Media--.9%
Regal Entertainment Group, Cl. A	461,100		9,240,444

Finance--2.4%
CIT Group	300,000		13,554,000
Providian Financial	675,000	[a]	11,934,000
			25,488,000

Financial Services--1.7%
Moody's	280,000		14,302,400
Trizec Properties	144,400		3,329,864
			17,632,264

Food/Dairy Products--3.3%
Dean Foods	375,000	[a]	14,572,500
McCormick & Co.	350,000		11,420,500
Smithfield Foods	300,000	[a]	8,904,000
			34,897,000

Food/Merchandising--.1%
TreeHouse Foods	58,700	[a]	1,577,856

Health Industry Services--1.1%
Express Scripts	69,100	[a]	4,298,020
Healthsouth	1,850,000	[a]	7,659,000
			11,957,020

Home Improvement--3.3%
KB HOME	154,500		11,309,400
Lennar, Cl. A	226,200		13,517,712
Toll Brothers	225,400	[a]	10,068,618
			34,895,730

Hospital Management--4.4%
Community Health Systems	365,000	[a]	14,165,650
Royal Caribbean Cruises	290,000		12,528,000
Starwood Hotels & Resorts Worldwide	275,000		15,721,750
Universal Health Services, Cl. B	79,900		3,805,637
			46,221,037

Hotels, Resorts & Cruise Lines--1.2%
Hilton Hotels	560,000		12,499,200

Household & Personal Products--.7%
International Flavors & Fragrances	215,000		7,662,600

Industrial--1.1%
Ecolab	357,500		11,414,975

Industrial Machinery--1.3%
Roper Industries	344,000		13,515,760

Information Technology--2.1%
Anteon International	261,000	[a]	11,160,360
Cognizant Technology Solutions, Cl. A	245,500	[a]	11,437,845
			22,598,205

Insurance Brokers/Services--1.2%
Willis Group Holdings	350,000		13,142,500

Internet Software--1.1%
Check Point Software Technologies	502,500	[a]	12,220,800

Investment Bankers/Brokers--.5%
Bear Stearns Cos.	47,300		5,191,175

Major Banks--1.2%
UnionBanCal	175,000		12,201,000

Managed Health Care--2.0%
CIGNA	56,100		6,611,946
Pacificare Health Systems	180,000	[a]	14,360,400
			20,972,346

Manufacturing--1.2%
Ametek	300,000		12,891,000

Medical Specialties--3.5%
Applera - Applied Biosystems Group	224,900		5,226,676
C R Bard	203,000		13,404,090
Fisher Scientific International	90,500	[a]	5,615,525
Hospira	315,000	[a]	12,905,550
			37,151,841

Medical/Nursing Services--1.1%
DaVita	254,300	[a]	11,715,601

Metals--.7%
Placer Dome	427,100		7,324,765

Multi-Line Insurance--1.1%
Axis Capital Holdings	400,000		11,404,000

Networking--.0%
Enterasys Networks	6,693	[a]	8,969

Oil & Gas--1.4%
Kinder Morgan	150,000		14,424,000

Oil & Gas Production--5.6%

Chesapeake Energy	575,000		21,993,750
Grant Prideco	485,400	[a]	19,731,510
Pioneer Natural Resources	310,000		17,025,200
			58,750,460

Packaging & Containers--2.7%
Cognos	208,900	[a]	8,132,477
Crown Holdings	815,300	[a]	12,995,882
Pactiv	433,900	[a]	7,601,928
			28,730,287

Personnel Services--.9%
Manpower	223,000		9,898,970

Pharmaceuticals--1.5%
Sepracor	166,100	[a]	9,798,239
Teva Pharmaceutical Industries, ADR	183,500		6,132,570
			15,930,809

Property/Casualty Insurance--.8%
RenaissanceRe Holdings	195,000		8,527,350

Real Estate Investment Trust--3.1%
Camden Property Trust	89,000		4,961,750
Crescent Real Estate EQT	93,900		1,925,889
Host Marriott	214,400		3,623,360
iStar Financial	245,000		9,905,350
SL Green Realty	53,100		3,620,358
Vornado Realty Trust	89,500		7,752,490
Weingarten Realty Investors	27,400		1,037,090
			32,826,287

Regional Agencies--6.1%
Commerce Bancorp/NJ	331,000		10,158,390
Commerce Bancshares/Kansas City, MO	178,500		9,189,180
First Horizon National	155,000		5,634,250
Hibernia, Cl. A	300,000		9,012,000
Marshall & Ilsley	235,000		10,224,850
North Fork Bancorporation	315,500		8,045,250
Northern Trust	230,000		11,626,500
			63,890,420

Semiconductors--3.7%
Intersil, Cl. A	600,000		13,068,000
Marvell Technology Group	311,000	[a]	14,340,210
Microchip Technology	386,500		11,641,380
			39,049,590

Specialty Chemicals--2.8%
Peabody Energy	209,600		17,679,760
Sigma-Aldrich	185,000		11,851,100
			29,530,860

Specialty Insurers--1.2%
Assurant	325,000		12,369,500

Technology--.0%

Symbol Technologies	1,065		10,309

Telecommunication Equipment--.9%
Comverse Technology	372,500	[a]	9,785,575

Trucking--4.1%
Joy Global	340,000		17,156,400
Terex	259,000	[a]	12,802,370
Trinity Industries	331,300		13,414,337
			43,373,107

Wholesale--.1%
MSC Industrial Direct, Cl. A	30,100		998,417

Wireless Telecommunications--.2%
Nextel Partners, Cl. A	102,100	[a]	2,562,710

Total Common Stocks
(cost $794,999,954)			1,050,668,615

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,246,000)	5,246,000	[b]	5,246,000

Total Investments (cost $800,245,954)	100.0%		1,055,914,615

Liabilities, Less Cash and Receivables	(.0%)		(118,010)

Net Assets	100.0%		1,055,796,605

ADR- American Depository Receipts
[a] Non-income producing.
[b]	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER NEW LEADERS FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)